FIRST INVESTORS INSURED TAX EXEMPT FUND, INC.
95 WALL STREET
NEW YORK, NY 10005


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FIRST
INVESTORS
INSURED
TAX EXEMPT
FUND, INC.


SEMI-
ANNUAL
REPORT

JUNE 30, 1998


Chief Investment Officer's Market Overview Letter
FIRST INVESTORS INSURED TAX EXEMPT FUND, INC.

Dear Investor:

We are pleased to present the semi-annual report for First Investors Insured Tax Exempt Fund, Inc. for the six months ended June 30, 1998. Although both the bond and stock markets suffered setbacks at times during the first six months of the year, the combination of moderate growth, low inflation, and respectable corporate earnings reports helped provide a positive environment for investors in most types of funds.

The U.S. economy remained strong for the first half of 1998, with sustained, moderate growth and low levels of inflation and unemployment. Inflation remained low, as the Consumer Price Index rose just 1.7% for the twelve months ended June 30. The unemployment rate continued to be low, at 4.5% as of June 30, 1998. Consumer confidence remained high, encouraged by the robust domestic economy and rising income levels.

In general, our long-term outlook for the financial markets continues to be positive. The economy appears to be growing moderately, inflation remains subdued and the Federal Reserve appears unlikely to tolerate unsustainably fast economic growth. In regard to the stock market, we are encouraged by the underlying fundamentals of the U.S. economy. However, we are cautioned by a number of situations, including the struggles in Asia. We are concerned about the effect this region's difficulties may have on U.S. growth and corporate earnings. We are also concerned about the relative lack of pricing power and the prospects that the lofty level of gains posted year-to-date can continue into the second half of 1998.

With regard to the bond market, interest rates continue to remain in a tight range; we believe the Federal Reserve is likely to maintain current interest rates. Continued weak Asian markets, low inflation in the U.S. and the Federal budget surplus should support an environment of low interest rates and high bond prices. However, the continued strength of the U.S. economy could result in higher interest rates and inflation, notwithstanding Asia. In this event, bond fund values would decline.

Thank you for your continued confidence in First Investors. As always, we appreciate the opportunity to serve your investment needs.

Sincerely,

/s/ Clark D. Wagner

Clark D. Wagner
Chief Investment Officer
First Investors Management Company, Inc.

July 31, 1998





Portfolio of Investments
FIRST INVESTORS INSURED TAX EXEMPT FUND, INC.
June 30, 1998
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                             Amount
                                                                                                                           Invested
                                                                                                                           For Each
Principal                                                                                                                $10,000 of
   Amount                 Security                                                                          Value        Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
                          MUNICIPAL BONDS--99.0%
                          Alaska--.5%
   $ 8,000M               North Slope Boro, Alaska General Obligation Zero Coupon 6/30/2005         $   5,819,120        $       51
-----------------------------------------------------------------------------------------------------------------------------------
                          Arizona--.9%
     8,550M               Arizona State Municipal Financing Program Ctfs. of Partn. 7.7% 8/1/2010      10,666,125                93
-----------------------------------------------------------------------------------------------------------------------------------
                          California--6.1%
     2,750M               California Public Capital Improv. Fin. Auth. 8.1% 3/1/2018                    2,825,130                25
    15,770M               California State Public Works Board Lease Rev. Dept. of Corrections
                            5% 12/1/2019                                                               15,710,862               137
     4,220M               Long Beach Finance Authority 6% 11/1/2017                                     4,768,600                42
    10,000M               San Francisco City & County Redev. Agcy. 6 3/4% 7/1/2004*                    11,350,000                99
     5,000M               San Jose Redevelopment Agency Tax Allocation 6% 8/1/2015                      5,631,250                49
                          Santa Clara County Financing Authority:
     5,000M                 7 3/4% 11/15/2010                                                           6,481,250                56
     8,900M                 5 3/4% 11/15/2013                                                           9,812,250                86
     6,220M               South Orange County Public Financing Authority 6 1/2% 8/15/2010               7,316,275                64
     5,000M               Walnut Valley Unified School District 7.2% 2/1/2016                           6,306,250                55
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                       70,201,867               613
-----------------------------------------------------------------------------------------------------------------------------------
                          Colorado--.5%
     5,000M               Denver City & County Airport Revenue 6% 11/15/2013                            5,743,750                50
-----------------------------------------------------------------------------------------------------------------------------------
                          Connecticut--2.3%
                          Connecticut Special Tax Obligation Revenue:
    13,500M                 6 1/2% 10/1/2011                                                           15,795,000               138
     9,000M                 6 1/8% 9/1/2012                                                            10,192,500                89
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                       25,987,500               227
-----------------------------------------------------------------------------------------------------------------------------------
                          Delaware--.7%
     7,000M               Delaware State Econ. Dev. Auth. Rev. Pollution Control 7.15% 7/1/2018         7,673,750                67
-----------------------------------------------------------------------------------------------------------------------------------
                          District of Columbia--2.3%
                          Washington D.C. General Obligation:
     5,800M                 Series "A" 6 1/2% 6/1/2009                                                  6,660,894                58
    13,255M                 Series "E" 6% 6/1/2003*                                                    14,181,922               124
     5,030M                 Series "E" 6% 6/1/2016                                                      5,582,093                49
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                       26,424,909               231
-----------------------------------------------------------------------------------------------------------------------------------
                          Florida--4.7%
                          Escambia County Utilities Authority:
     5,485M                 6 1/4% 1/1/2012                                                             6,300,894                55
     5,360M                 6 1/4% 1/1/2013                                                             6,197,500                54
                          Florida State Board of Education Lottery Revenue:
     3,085M                 RITES-PA 371A Variable Rate 6.74863% 7/1/2011 (Note 5)**                    3,316,375                29
     3,245M                 RITES-PA 371B Variable Rate 6.74863% 7/1/2012 (Note 5)**                    3,435,644                30
     3,410M                 RITES-PA 371C Variable Rate 6.74863% 7/1/2013 (Note 5)**                    3,563,450                31
    10,000M               Lakeland, Florida Electric & Water Revenue 6% 10/1/2012                      11,287,500                99
     4,500M               Orlando Regional Healthcare 6 1/4% 10/1/2021                                  5,191,875                45
                          Sunrise Utilities System Revenue:
     1,500M                 10 1/4% 10/1/2000*                                                          1,698,750                15
     1,500M                 10 3/4% 10/1/2000*                                                          1,713,750                15
     9,000M                  5% 10/1/2028                                                               8,808,750                77
     1,395M               West Coast Regional Water Supply Auth. 10.4% 10/1/2010*                       1,942,537                17
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                       53,457,025               467
-----------------------------------------------------------------------------------------------------------------------------------
                          Georgia--7.4%
     6,315M               Fulton County Water & Sewer Revenue 6 3/8% 1/1/2014                           7,364,869                64
                          Georgia Municipal Electric Authority Power Revenue:
     5,000M                 6 1/4% 1/1/2012                                                             5,737,500                50
     5,000M                 7 1/4% 1/1/2024                                                             6,550,000                57
                          Metropolitan Atlanta Rapid Transit Authority:
     7,500M                 6 3/4% 7/1/2004*                                                            8,615,625                75
    20,450M                 6 1/4% 7/1/2011                                                            23,569,443               206
    28,605M                 6% 7/1/2013                                                                32,681,213               286
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                       84,518,650               738
-----------------------------------------------------------------------------------------------------------------------------------
                          Hawaii--2.5%
                          Hawaii State General Obligation:
     5,500M                 6% 10/1/2009                                                                6,158,955                54
     6,000M                 6% 10/1/2010                                                                6,718,980                59
     4,660M                 RITES-PA 358A Variable Rate 6.99863% 4/1/2011 (Note 5)**                    5,026,975                44
     2,000M                 RITES-PA 358B Variable Rate 6.99863% 4/1/2012 (Note 5)**                    2,112,500                18
     1,865M                 RITES-PA 358C Variable Rate 6.99863% 4/1/2013 (Note 5)**                    1,951,256                17
     6,000M               Honolulu General Obligation 5 3/4% 4/1/2012                                   6,580,620                57
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                       28,549,286               249
-----------------------------------------------------------------------------------------------------------------------------------
                          Illinois--13.2%
                          Chicago Board of Education Lease Certificates:
     5,000M                 6% 1/1/2016                                                                 5,578,200                49
    33,200M                 6% 1/1/2020                                                                37,212,552               325
                          Chicago General Obligation:
     7,000M                 6% 7/1/2005*                                                                7,813,750                68
    16,660M                 6 1/8% 1/1/2016                                                            18,133,744               158
                          Chicago O'Hare International Airport Revenue:
    14,570M                 6 3/8% 1/1/2012                                                            16,190,912               141
    10,000M                 6 3/8% 1/1/2015                                                            11,050,000                97
     3,340M               Chicago Public Building Commission Building Revenue 7 3/4% 1/1/1999*          3,470,961                30
    16,750M               Illinois Development Finance Auth. Poll. Control Rev. 6 3/4% 3/1/2015        19,011,250               166
                          Illinois Development Finance Authority Rev. (Rockford School 205):
     3,400M                 6.55% 2/1/2009                                                              3,962,258                35
     5,000M                 6.6% 2/1/2010                                                               5,869,500                51
     3,000M                 6.65% 2/1/2011                                                              3,544,050                31
     4,300M               Illinois Health Facs. Auth. Rev. (Bromenn Healthcare Proj.) 8% 8/15/1998*     4,405,780                38
     1,750M               Lansing Sales Tax Rfdg. 7.7% 12/1/1998*                                       1,778,997                16
     4,000M               Regional Transportation Authority 7 3/4% 6/1/2019                             5,371,560                47
                          Will County School District General Obligation:
     3,600M                 7% 12/1/2007                                                                4,271,400                37
     2,080M                 7.05% 12/1/2008                                                             2,499,349                22
     1,175M                 7.1% 12/1/2009                                                              1,434,487                13
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                      151,598,750             1,324
-----------------------------------------------------------------------------------------------------------------------------------
                          Indiana--.9%
     4,070M               Delaware County Hosp. Auth. (Ball Memorial Hosp.) 6 5/8% 8/1/2001*            4,441,387                39
     3,555M               Indiana Housing Fin. Auth. Single-Family Mtge. Rev. 7.6% 1/1/2016             3,737,194                32
     2,000M               Indiana State Edl. Facs. Auth. (Butler University) 8% 11/1/1998*              2,067,320                18
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                       10,245,901                89
-----------------------------------------------------------------------------------------------------------------------------------
                          Louisiana--5.1%
     2,400M               Louisiana Public Facs. Auth. Hosp. Rev. (Womens Hosp. Found.)
                            8 1/8% 10/1/1998*                                                           2,472,576                22
                          Louisiana Public Facilities Hlth. & Ed. Cap. Fac.:
     5,690M                 CP Program 7.9% 12/1/2015                                                   5,891,369                51
     1,750M                 Our Lady of the Lake 8.2% 12/1/1998*                                        1,812,195                16
                          Louisiana State General Obligation:
    14,555M                 6% 5/1/2004*                                                               16,046,888               140
    14,000M                 6% 5/1/2004*                                                               15,435,000               135
     8,050M                 6.1% 5/1/2004*                                                              8,915,375                78
    15,000M               New Orleans Regional Transit Auth. Sales Tax Rev.
                            Zero Coupon 12/1/2021                                                       4,443,750                39
     3,000M               Regional Transportation Authority Revenue 8% 12/1/1998*                       3,111,210                27
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                       58,128,363               508
-----------------------------------------------------------------------------------------------------------------------------------
                          Massachusetts--8.3%
     4,750M               Boston General Obligation 7 3/8% 2/1/2000*                                    5,088,438                44
    10,025M               Boston, Mass. Water & Sewer 5 3/4% 11/1/2013                                 11,152,813                97
     2,300M               Mass. Bay Transportation Authority Ctfs. of Partn. 7.65% 8/1/2000*            2,512,750                22
                          Mass. Bay Transportation Authority Gen. Sys. Rev.:
     9,080M                 5.8% 3/1/2012                                                              10,000,167                87
    10,775M                 5.8% 3/1/2013                                                              11,862,629               104
    10,000M                 5 7/8% 3/1/2015                                                            11,064,200                97
                          Mass. Health & Educational Facilities Authority:
     2,300M                 Berkshire Health Systems 7.6% 10/1/1998*                                    2,367,321                21
     1,500M                 Carney Hospital 7 3/4% 7/1/2000*                                            1,636,875                14
                          Mass. Housing Finance Agency:
     6,575M                 6% 12/1/2012                                                                7,059,906                62
     1,540M                 7.7% 6/1/2017                                                               1,583,859                14
    20,550M               Mass. State General Obligation 6% 8/1/2009                                   23,232,391               203
     5,400M               Mass. State Water Resource Authority 6% 8/1/2013                              6,061,500                53
     1,000M               Palmer General Obligation 7.3% 3/1/2000*                                      1,072,500                 9
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                       94,695,349               827
-----------------------------------------------------------------------------------------------------------------------------------
                          Michigan--2.3%
    10,000M               Michigan State General Obligation 6 1/4% 11/1/2012                           11,589,900               101
                          Michigan State Housing Development Auth. Single-Family Mtge. Rev.:
     4,685M                 7 1/2% 6/1/2015                                                             4,901,681                43
     2,500M                 7.3% 12/1/2016                                                              2,618,750                23
     1,215M                 7.7% 12/1/2016                                                              1,255,703                11
     4,500M               Monroe County Econ. Dev. Corp. (Detroit Edison Co.) 6.95% 9/1/2022            5,776,875                50
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                       26,142,909               228
-----------------------------------------------------------------------------------------------------------------------------------
                          Minnesota--.7%
     1,290M               Eden Prairie Multi-Family Housing 8% 7/1/2026                                 1,360,950                12
     1,240M               St. Paul Hsg. & Red. Auth. (Como-Lake Proj.) 7 1/2% 3/1/2026
                            (Defaulted) (Note 1A)                                                       1,298,404                11
     4,795M               University of Minnesota Series "A" 5 3/4% 7/1/2017                            5,244,531                46
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                        7,903,885                69
-----------------------------------------------------------------------------------------------------------------------------------
                          Mississippi--.5%
     4,475M               Mississippi Hosp. Equip. & Facs. Auth. Rev. (Baptist Med. Ctr.)
                            7.6% 5/1/2000*                                                              4,849,781                42
     1,075M               Mississippi Hsg. Fin. Corp. Single-Family Mtge. Rev.
                            7.8% 10/15/2016                                                             1,100,252                10
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                        5,950,033                52
-----------------------------------------------------------------------------------------------------------------------------------
                          Missouri--2.6%
                          Missouri State Health & Educational Facilities Authority:
                            BJC Health System Series "A":
     6,840M                 6 3/4% 5/15/2010                                                            8,103,006                71
    10,175M                 6 3/4% 5/15/2011                                                           12,115,678               106
    10,000M                 Lester E. Cox Medical Center Zero Coupon 9/1/2016                           4,000,000                35
     5,245M                 SSM Health Care 6 1/4% 6/1/2007                                             5,695,441                49
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                       29,914,125               261
-----------------------------------------------------------------------------------------------------------------------------------
                          Nevada--.2%
     1,365M               Nevada Housing Div. Single-Family Prog. 7.6% 10/1/2018                        1,424,719                12
     1,120M               Reno Hosp. Rev. (St. Mary's Hospital) 7 3/4% 1/1/2000*                        1,202,600                11
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                        2,627,319                23
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                          New Jersey--2.1%
     4,440M               New Jersey Health Care Facs. Fing. Auth. (AHS Hosp. Corp.)
                            6% 7/1/2013                                                                 5,078,250                44
                          New Jersey Housing & Mortgage Financing Revenue:
     5,380M                 7 1/2% 4/1/2015                                                             5,618,980                49
     8,400M                 7 3/8% 10/1/2017                                                            8,799,000                77
     4,195M                 8.1% 10/1/2017                                                              4,338,721                38
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                       23,834,951               208
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                          New Mexico--.4%
     1,000M               Farmington Power Rev. Gen. Dev. 9 7/8% 7/1/2005*                              1,297,500                11
     3,075M               New Mexico Mortgage Finance Authority, Single-Family
                            Mortgage 8% 1/1/2017                                                        3,144,187                28
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                                                                                                        4,441,687                39
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                          New York--7.9%
     1,930M               Metropolitan Transit Authority Commuter Facilities Revenue
                            RITES-PA 359C Variable Rate 6.57452% 7/1/2013 (Note 5)**                    2,026,500                18
     3,500M               Metropolitan Transit Authority Transit Facilities 7 1/2% 7/1/2000*            3,788,750                33
     3,000M               New York City General Obligation Series "A" 8% 8/1/98*                        3,053,970                27
    22,250M               New York City Municipal Water Finance Auth. Rev. 6% 6/15/2021                25,253,750               221
     4,500M               New York State Dorm. Auth. Revs. City Univ. System 7 1/2% 7/1/2000*           4,888,125                43
                          New York State Dorm. Auth. Revs. State Univ. System:
     2,780M                 7 1/4% 5/15/2000*                                                           2,998,925                26
    11,300M                 7 3/8% 5/15/2014                                                           12,189,875               107
     5,000M               New York State General Obligation 6% 6/15/2011                                5,395,700                47
     6,385M               New York State Housing Finance Agency Rev. 5 7/8% 11/1/2010                   6,879,837                60
                          New York State Med. Care Facs. Fin. Agcy. Rev.:
     1,970M                 Hosp. & Nursing 7.35% 2/15/2029                                             2,078,350                18
    10,500M                 St. Luke's Hosp. 7.45% 2/15/2000*                                          11,274,375                98
     4,000M               New York State Urban Dev. Corp. 7 1/2% 1/1/2000*                              4,285,000                37
     5,840M               Suffolk County, N.Y. Indl. Dev. Agcy. Southwest Sewer Sys.
                            6% 2/1/2008                                                                 6,526,200                57
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                       90,639,357               792
-----------------------------------------------------------------------------------------------------------------------------------
                          North Carolina--1.8%
                          North Carolina Municipal Power Agency (Catawba):
     8,950M                 6% 1/1/2010                                                                10,024,179                88
     8,945M                 6% 1/1/2011                                                                 9,970,992                87
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                       19,995,171               175
-----------------------------------------------------------------------------------------------------------------------------------
                          North Dakota--1.1%
    10,500M               Mercer County Poll. Ctrl. Rev. (Basin Elec. Pwr. Coop.) 7.2% 6/30/2013       13,151,250               115
-----------------------------------------------------------------------------------------------------------------------------------
                          Ohio--.1%
     1,435M               Ohio State Air Quality Dev. Auth. (Ohio Power Co.) 7.4% 8/1/2009              1,504,339                13
-----------------------------------------------------------------------------------------------------------------------------------
                          Oklahoma--2.3%
                          Grand River Dam Authority Revenue:
     9,000M                 5 3/4% 6/1/2008                                                             9,973,890                87
    13,000M                 6 1/4% 6/1/2011                                                            15,082,730               132
     1,420M               Tulsa County Home Fin. Auth. Single-Family Mtge. 7.35% 11/1/2010              1,503,425                13
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                       26,560,045               232
-----------------------------------------------------------------------------------------------------------------------------------
                          Pennsylvania--2.8%
     6,000M               Allegheny County Hosp. Dev. Auth. (UPMC Health Center) 6% 7/1/2024            6,742,500                59
     1,010M               Allegheny County Rev. Fin. Auth. Mtge. Single-Family Mtge.
                            8% 6/1/2017                                                                 1,035,220                 9
     3,210M               Lycoming County General Obligation 5% 11/15/2022                              3,138,995                28
     5,000M               Pennsylvania State General Obligation 6 3/4% 11/15/2013                       5,672,150                50
    12,050M               Pittsburgh Water & Sewer Authority 6 1/2% 9/1/2013                           14,249,125               124
     1,000M               Sewickely Valley Hosp. Auth. (Sewickely Vy. Hosp.) 7 1/2% 10/1/1999*          1,063,750                 9
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                       31,901,740               279
-----------------------------------------------------------------------------------------------------------------------------------
                          Puerto Rico--.5%
     5,000M               Puerto Rico Commonwealth Highway & Transportation Auth. Rev.
                            6% 7/1/2018                                                                 5,700,000                50
-----------------------------------------------------------------------------------------------------------------------------------
                          Rhode Island--.1%
     1,240M               Rhode Island Housing & Mortgage Finance Corp. 8 3/8% 10/1/2016                1,269,834                11
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                          South Dakota--.4%
     3,855M               South Dakota Health & Edl. Facs. Auth. (McKennan Hosp.)
                            7 5/8% 7/1/2006*                                                            4,809,113                42
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                          Texas--10.9%
                          Austin, Texas Utilities System Revenue:
     5,120M                 Series "A" 7.8% 11/15/1998*                                                 5,297,357                46
     4,280M                 Series "A" 7.8% 11/15/1998                                                  4,430,185                39
     3,000M                 8 5/8% 5/15/2002*                                                           3,476,250                30
    16,000M                 6% 11/15/2013                                                              18,220,000               159
    30,465M                 Zero Coupon 5/15/2018                                                      10,967,400                96
    29,410M                 Zero Coupon 5/15/2019                                                       9,999,400                87
     5,000M               Bexar County, Texas Health Facs. (Baptist Memorial) 6 3/4% 8/15/2004*         5,743,750                50
                          Harris County Toll Road Senior Lien:
     8,375M                 Series "A" 6 1/2% 8/15/2002*                                                9,264,844                81
    11,065M                 Series "A" 6 1/2% 8/15/2012                                                12,951,251               113
     7,305M                 Series "A" 6 1/2% 8/15/2013                                                 8,567,596                75
                          Houston Water Conveyance System Certificates of Participation:
     2,250M                 6 1/4% 12/15/2012                                                           2,598,750                23
     4,705M                 6 1/4% 12/15/2013                                                           5,440,156                48
     4,950M                 6 1/4% 12/15/2014                                                           5,729,625                50
     6,035M                 6 1/4% 12/15/2015                                                           6,985,512                61
                          Rio Grande Valley Hlth. Fac. Dev. Corp. (Valley Baptist Med. Ctr.):
     3,910M                 8% 8/1/1998*                                                                3,999,695                35
     5,300M                 6.4% 8/1/2012                                                               5,743,875                50
     5,000M               Texas Public Fin. Auth. 6.2% 2/1/2005                                         5,520,450                48
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                      124,936,096             1,091
-----------------------------------------------------------------------------------------------------------------------------------
                          Utah--.8%
     2,000M               Provo, Utah Electric System Revenue 10 3/8% 9/15/2015                         2,912,500                26
                          Salt Lake County Water Conservancy District Revenue:
     3,800M                 Zero Coupon 10/1/2011                                                       1,996,976                17
     3,800M                 Zero Coupon 10/1/2012                                                       1,890,500                17
     3,760M                 Zero Coupon 10/1/2013                                                       1,767,200                15
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                        8,567,176                75
-----------------------------------------------------------------------------------------------------------------------------------
                          Virginia--1.1%
    11,000M               Hanover County Indl. Dev. Auth. (Mem. Regl. Med. Ctr. Proj.)
                            6 3/8% 8/15/2018                                                           13,048,750               114
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                          Washington--1.7%
                          Washington Public Power Supply System:
     5,000M                 Project No. 2 - 73/8% 7/1/2000*                                             5,418,750                47
     4,960M                 Project No. 2 - 73/8% 1/1/2001*                                             5,437,400                48
       934M                 Projects No. 4 & 5 - 81/2% 7/1/2017 (Defaulted) (Note 1A)                     933,706                 8
     5,000M               Washington State General Obligation 6.4% 6/1/2017                             5,842,450                51
     1,680M               Washington State Hsg. Fin. Comm. Single-Family Mtge. 7.7% 7/1/2016            1,761,900                15
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                       19,394,206               169
-----------------------------------------------------------------------------------------------------------------------------------
                          Wisconsin--3.3%
    12,000M               Superior, Wisconsin Limited Obligation Rev. (Midwest Energy)
                            6.9% 8/1/2021                                                              15,045,000               131
                          Wisconsin Housing & Economic Development Authority:
     1,405M                 7 1/2% 9/1/2017                                                             1,455,931                13
     4,145M                 7.6% 9/1/2017                                                               4,352,250                38
    12,370M                 7 3/4% 9/1/2017                                                            12,957,575               113
                          Wisconsin State Health & Educational Facilities Authority Revenue:
     2,000M                 Hospital Sisters Services Inc. 7 5/8% 11/15/1998*                           2,068,060                18
     1,500M                 Novus Health Group 8% 12/1/1998*                                            1,555,905                14
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                                                                                                       37,434,721               327
-----------------------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $1,016,112,029)                                      99.0%     1,133,437,052             9,899
Other Assets, Less Liabilities                                                             1.0         11,616,266               101
-----------------------------------------------------------------------------------------------------------------------------------
Net Assets                                                                               100.0%    $1,145,053,318           $10,000
===================================================================================================================================

 * Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.
** The interest rates on these securities (commonly referred to as inverse floaters) vary inversely with interest rates on other municipal obligations or an index and are reset weekly by the issuer. The interest rate shown on these securities is the rate in effect at June 30, 1998.

See notes to financial statements






Statement of Assets and Liabilities
FIRST INVESTORS INSURED TAX EXEMPT FUND, INC.
June 30, 1998

--------------------------------------------------------------------------------------------------------------------------

Assets
Investments in securities, at value (identified cost $1,016,112,029) (Note 1A)                              $1,133,437,052
Cash                                                                                                             1,255,556
Receivables:
Interest                                                                                                        19,308,692
Investment securities sold                                                                                      13,212,019
Capital shares sold                                                                                                184,147
Other assets                                                                                                        81,733
                                                                                                        ------------------
Total Assets                                                                                                 1,167,479,199

Liabilities
Payables:
Investment securities purchased                                                     $   15,624,297
Dividend payable                                                                         4,160,710
Capital shares redeemed                                                                  1,868,533
Accrued advisory fee                                                                       671,125
Accrued expenses                                                                           101,216
                                                                                ------------------
Total Liabilities                                                                                               22,425,881
                                                                                                        ------------------

Net Assets (Note 4):
Class A (109,440,040 shares outstanding)                                             1,141,251,708
Class B (364,480 shares outstanding)                                                     3,801,610          $1,145,053,318
                                                                                ------------------      ==================

Net Assets Consist of:
Capital paid in                                                                                             $1,033,487,244
Undistributed net investment income                                                                                 27,968
Accumulated net realized loss on investment transactions                                                        (5,786,917)
Net unrealized appreciation in value of investments                                                            117,325,023
                                                                                                        ------------------
Total                                                                                                       $1,145,053,318
                                                                                                        ==================

Net asset value and redemption price per share--Class A                                                             $10.43
                                                                                                                  ========

Maximum offering price per share--Class A ($10.43/.9375)*                                                           $11.13
                                                                                                                  ========

Net asset value and offering price per share--Class B (Note 4)                                                      $10.43
                                                                                                                  ========

* On purchases of $25,000 or more, the sales charge is reduced.


See notes to financial statements







Statement of Operations
FIRST INVESTORS INSURED TAX EXEMPT FUND, INC.
Six Months Ended June 30, 1998

---------------------------------------------------------------------------------------------------------------------

Investment Income
Interest income                                                                                         $  33,253,199

Expenses (Notes 1 and 3):
Advisory fee                                                                          $ 4,086,951
Distribution plan expenses--Class A                                                     1,633,360
Distribution plan expenses--Class B                                                        18,014
Shareholder servicing costs                                                               514,039
Bond insurance premiums                                                                    72,937
Custodian fees                                                                             43,923
Professional fees                                                                          35,129
Reports and notices to shareholders                                                        19,728
Other expenses                                                                             38,775
                                                                                    -------------
Total expenses                                                                          6,462,856
Less: Custodian fees paid indirectly                                                      (16,420)
                                                                                    -------------
Net expenses                                                                                                6,446,436
                                                                                                        -------------
Net investment income                                                                                      26,806,763

Realized and Unrealized Gain (Loss) on Investments (Note 2):
Net realized gain on investments                                                        2,308,339
Net unrealized depreciation of investments                                             (5,028,392)
                                                                                    -------------
Net loss on investments                                                                                    (2,720,053)
                                                                                                        -------------

Net Increase in Net Assets Resulting from Operations                                                      $24,086,710
                                                                                                        =============

See notes to financial statements






Statement of Changes in Net Assets
FIRST INVESTORS INSURED TAX EXEMPT FUND, INC.
-------------------------------------------------------------------------------------------------------------------
                                                                             Six Months Ended            Year Ended
                                                                                June 30, 1998     December 31, 1997
-------------------------------------------------------------------------------------------------------------------

Increase (Decrease) in Net Assets from Operations
Net investment income                                                           $  26,806,763         $  59,282,250
Net realized gain on investments                                                    2,308,339             6,301,947
Net unrealized appreciation (depreciation) of investments                          (5,028,392)           30,510,966
                                                                           ------------------    ------------------
Net increase in net assets resulting from operations                               24,086,710            96,095,163
                                                                           ------------------    ------------------

Dividends to Shareholders
Net investment income--Class A                                                    (27,028,034)          (59,425,389)
Net investment income--Class B                                                        (69,000)             (139,453)
                                                                           ------------------    ------------------
Total dividends                                                                   (27,097,034)          (59,564,842)
                                                                           ------------------    ------------------

Capital Share Transactions (a)
Class A:
Proceeds from shares sold                                                          10,002,644            25,022,487
Reinvestment of dividends                                                          17,477,858            45,619,578
Cost of shares redeemed                                                           (75,040,539)         (167,860,367)
                                                                           ------------------    ------------------
                                                                                  (47,560,037)          (97,218,302)
                                                                           ------------------    ------------------

Class B:
Proceeds from shares sold                                                             403,335               784,544
Reinvestment of dividends                                                              46,919               106,089
Cost of shares redeemed                                                              (101,203)             (581,697)
                                                                           ------------------    ------------------
                                                                                      349,051               308,936
                                                                           ------------------    ------------------
Net decrease from capital share transactions                                      (47,210,986)          (96,909,366)
                                                                           ------------------    ------------------
Net decrease in net assets                                                        (50,221,310)          (60,379,045)

Net Assets
Beginning of period                                                             1,195,274,628         1,255,653,673
                                                                           ------------------    ------------------
End of period (including undistributed net investment income of
$27,968 and $318,239, respectively)                                            $1,145,053,318        $1,195,274,628
                                                                           ==================    ==================

(a)Capital Shares Issued and Redeemed
Class A:
Sold                                                                                  958,685             2,452,421
Issued for dividends reinvested                                                     1,678,201             4,476,197
Redeemed                                                                           (7,193,648)          (16,510,382)
                                                                           ------------------    ------------------
Net decrease in Class A shares outstanding                                         (4,556,762)           (9,581,764)
                                                                           ==================    ==================

Class B:
Sold                                                                                   38,703                77,307
Issued for dividends reinvested                                                         4,505                10,406
Redeemed                                                                               (9,729)              (57,234)
                                                                           ------------------    ------------------
Net increase in Class B shares outstanding                                             33,479                30,479
                                                                           ==================    ==================

See notes to financial statements




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Notes to Financial Statements
FIRST INVESTORS INSURED TAX EXEMPT FUND, INC.

1. Significant Accounting Policies -- The Fund is registered under the Investment Company Act of 1940 (the "1940 Act") as a diversified, open-end management investment company. The investment objective of the Fund is to seek to provide a high level of interest income which is exempt from federal income tax.

A. Security Valuation -- The municipal bonds in which the Fund invests are traded primarily in the over-the-counter markets. Such securities are valued daily at their fair value on the basis of valuations provided by a pricing service approved by the Board of Directors. The pricing service considers security type, rating, market condition and yield data, as well as market quotations and prices provided by market makers. "When-issued securities" are reflected in the assets of the Fund as of the date the securities are purchased.

The Fund's municipal bonds are insured as to payment of principal and interest by the issuer or under insurance policies written by independent insurance companies. The Fund may retain any insured municipal bond which is in default in the payment of principal or interest until the default has been cured, or the principal and interest outstanding are paid by an insurer or the issuer of any letter of credit or other guarantee supporting such municipal bond. In such case, it is the Fund's policy to value the defaulted bond daily based upon the value of a comparable bond which is insured and not in default. In selecting a comparable bond, the Fund will consider security type, rating, market condition and yield. The Fund may invest up to 20% of its assets in portfolio securities not covered by the insurance feature.

B. Federal Income Taxes -- It is the policy of the Fund to continue to qualify as a regulated investment company, which can distribute exempt-interest dividends, by complying with the provisions available to certain investment companies, as defined in the Internal Revenue Code, and to make distributions of income and net realized capital gains (in excess of any available capital loss carryovers), sufficient to relieve it from all, or substantially all, federal income taxes. At June 30, 1998, the Fund had capital loss carryovers of $8,095,256 of which $7,571,365 expires in 2002 and $523,891 expires in 2004.

C. Distributions to Shareholders -- Dividends from net investment income are declared daily and paid monthly. Distributions from net realized capital gains, if any, are generally declared and paid annually. Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for capital loss carryforwards.

D. Security Transactions and Investment Income -- Security transactions are accounted for on the date the securities are purchased or sold. Cost is determined, and gains and losses are based, on the identified cost basis for both financial statement and federal income tax purposes. Interest income is earned from settlement date and recorded on the accrual basis. Estimated expenses are accrued daily. For the six months ended June 30, 1998, the Fund's Custodian has provided credits in the amount of $16,420 against custodian charges based on the uninvested cash balances of the Fund.

E. Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

2. Securities Transactions -- For the six months ended June 30, 1998, purchases and sales of investment securities, other than short-term notes, aggregated $139,533,529 and $200,572,862, respectively.

At June 30, 1998, the cost of investments for federal income tax purposes was $1,016,112,029. Accumulated net unrealized appreciation on investments was $117,325,023, consisting of unrealized appreciation of $117,346,584 and $21,561 of unrealized depreciation.

3. Advisory Fee and Other Transactions With Affiliates -- Certain officers and directors of the Fund are officers and directors of its investment adviser, First Investors Management Company, Inc. ("FIMCO"), its underwriter, First Investors Corporation ("FIC") and/or its transfer agent, Administrative Data Management Corp. ("ADM"). Directors of the Fund who are not "interested persons" of the Fund as defined in the 1940 Act are remunerated by the Fund. For the six months ended June 30, 1998, total directors fees accrued by the Fund amounted to $10,500.

The Investment Advisory Agreement provides as compensation to FIMCO an annual fee, payable monthly, at the rate of .75% of the first $250 million of the Fund's average daily net assets, declining by .03% on each $250 million thereafter, down to .66% on average daily net assets over $750 million.

For the six months ended June 30, 1998, FIC, as underwriter, received $225,129 in commissions, after allowing $10,940 to other dealers.
Shareholder servicing costs included $399,274 in transfer agent fees paid to ADM.

Pursuant to Distribution Plans adopted under Rule 12b-1 of the 1940 Act, the Fund is authorized to pay FIC a fee up to .30% of the average daily net assets of the Class A shares and 1% of the average daily net assets of the Class B shares on an annualized basis each year, payable monthly. For the six months ended June 30, 1998, FIC was paid a fee of .28% of the average net assets of the Class A shares. The fee consists of a distribution fee and a service fee. The service fee is paid for the ongoing servicing of clients who are shareholders of the Fund.

4. Capital -- The Fund sells two classes of shares, Class A and Class B, each with a public offering price that reflects different sales charges and expense levels. Class A shares are sold with an initial sales charge of up to 6.25% of the amount invested and together with the Class B shares are subject to 12b-1 fees as described in Note 3. Class B shares are sold without an initial sales charge, but are generally subject to a contingent deferred sales charge which declines in steps from 4% to 0% over a six-year period. Class B shares automatically convert into Class A shares after eight years. Realized and unrealized gains or losses, investment income and expenses (other than distribution plan fees) are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Of the 500,000,000 shares originally authorized, the Fund has designated 300,000,000 shares as Class A and 200,000,000 shares as Class B.

5. Rule 144A Securities -- Under Rule 144A, certain restricted securities are exempt from the registration requirements of the Securities Act of 1933 and may only be resold to qualified investors. At June 30, 1998, the Fund held seven 144A securities with an aggregate value of $21,432,700 representing approximately 1.87% of the Fund's net assets. These securities are valued as set forth in Note 1A.



This page intentionally left blank.




Financial Highlights
FIRST INVESTORS INSURED TAX EXEMPT FUND, INC.

The following table sets forth the per share operating performance for a share of capital stock outstanding, total return, ratios to average net assets and other supplemental data for each period indicated.
----------------------------------------------------------------------------------------------------------------------------------
                                                   CLASS A                                              CLASS B
                                    ---------------------------------------------------   ----------------------------------------
                                    1/1/98        Year Ended December 31                  1/1/98       Year Ended December 31
                                        to     ----------------------------------------       to     -----------------------------
                                   6/30/98     1997     1996     1995     1994     1993  6/30/98     1997     1996     1995*
----------------------------------------------------------------------------------------------------------------------------------
Per Share Data
--------------
Net Asset Value, Beginning
of Period                           $10.45   $10.14   $10.37    $9.42   $10.56   $10.32   $10.45   $10.13   $10.37    $9.48
                                    ------   ------   ------   ------   ------   ------   ------   ------   ------   ------
Income from Investment Operations
Net investment income                  .24      .50      .51      .52      .56      .60      .20      .43      .44      .44
Net realized and unrealized gain
(loss) on investments                 (.02)     .31     (.23)     .96    (1.15)     .40     (.02)     .32     (.24)     .89
                                    ------   ------   ------   ------   ------   ------   ------   ------   ------   ------
Total from Investment Operations       .22      .81      .28     1.48     (.59)    1.00      .18      .75      .20     1.33
                                    ------   ------   ------   ------   ------   ------   ------   ------   ------   ------
Less Distributions from:
Net investment income                  .24      .50      .51      .53      .55      .61      .20      .43      .44      .44
Net realized gains                      --       --       --       --       --      .15       --       --       --       --
                                    ------   ------   ------   ------   ------   ------   ------   ------   ------   ------
Total Distributions                    .24      .50      .51      .53      .55      .76      .20      .43      .44      .44
                                    ------   ------   ------   ------   ------   ------   ------   ------   ------   ------
Net Asset Value, End of Period      $10.43   $10.45   $10.14   $10.37    $9.42   $10.56   $10.43   $10.45   $10.13   $10.37
                                    ======   ======   ======   ======   ======   ======   ======   ======   ======   ======

Total Return (%)+                     2.16     8.27     2.81    16.01    (5.61)    9.88     1.75     7.62     2.03    14.27

Ratios/Supplemental Data
------------------------
Net Assets, End of Period
(in millions)                       $1,141   $1,192   $1,253   $1,373   $1,302   $1,507       $4       $3       $3       $2
Ratio to Average Net Assets: (%)
Expenses                              1.10(a)  1.14     1.14     1.14     1.18     1.15     1.82(a)  1.85     1.83     1.88(a)
Net Investment Income                 4.58(a)  4.93     5.06     5.25     5.64     5.69     3.86(a)  4.22     4.37     4.45(a)
Portfolio Turnover Rate (%)             12       13       21       37       57       58       12       13       21       37

 *  For the period 1/12/95 (date shares first offered) to 12/31/95
 +  Calculated without sales charges
(a) Annualized

See notes to financial statements




Independent Auditors' Report

To the Shareholders and Board of Directors of First Investors Insured Tax Exempt Fund, Inc.

We have audited the accompanying statement of assets and liabilities of First Investors Insured Tax Exempt Fund, Inc., including the portfolio of investments, as of June 30, 1998, the related statement of operations for the six months then ended, the statement of changes in net assets for the six months ended June 30, 1998 and the year ended December 31, 1997 and financial highlights for the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 1998, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.
We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of First Investors Insured Tax Exempt Fund, Inc. at June 30, 1998, and the results of its operations, changes in its net assets and financial highlights for the periods indicated thereon, in conformity with generally accepted accounting principles.

                                                Tait, Weller & Baker
Philadelphia, Pennsylvania
July 31, 1998



FIRST INVESTORS INSURED TAX EXEMPT FUND, INC.

Directors
---------

James J. Coy (Emeritus)
Roger L. Grayson
Glenn O. Head
Kathryn S. Head
Rex R. Reed
Herbert Rubinstein
Nancy S. Schaenen
James M. Srygley
John T. Sullivan
Robert F. Wentworth

Officers
--------

Glenn O. Head
President

Concetta Durso
Vice President and Secretary

Clark D. Wagner
Vice President

Joseph I. Benedek
Treasurer

Carol Lerner Brown
Assistant Secretary

Gregory R. Kingston
Assistant Treasurer

Mark S. Spencer
Assistant Treasurer

Shareholder Information
-----------------------

Investment Adviser
First Investors
Management Company, Inc.
95 Wall Street
New York, NY 10005

Underwriter
First Investors Corporation
95 Wall Street
New York, NY 10005

Custodian
The Bank of New York
48 Wall Street
New York, NY 10286

Transfer Agent
Administrative Data
Management Corp.
581 Main Street
Woodbridge, NJ 07095-1198

Legal Counsel
Kirkpatrick & Lockhart LLP
1800 Massachusetts Avenue, N.W.
Washington, DC 20036

Auditors
Tait, Weller & Baker
Eight Penn Center Plaza
Philadelphia, PA 19103

It is the Fund's practice to mail only one copy of its annual and semi-annual reports to any address at which more than one shareholder with the same last name has indicated that mail is to be delivered. Additional copies of the reports will be mailed if requested by any shareholder in writing or by calling 800-423-4026. The Fund will ensure that separate reports are sent to any shareholder who subsequently changes his or her mailing address.

This report is authorized for distribution only to existing shareholders, and, if given to prospective shareholders, must be accompanied or preceded by the Fund's prospectus.